FAIR VALUE MEASUREMENTS (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Real Estate Acquired in Settlement of Loans
Charge-offs to allowance for loan losses at the time of foreclosure	$ 310,000	$ 1,000,000
Charge-offs to allowance for loan losses at the time of foreclosure as a percentage of principal balance	6.00%	11.00%
Impairment losses related to goodwill	$ 0	$ 0	$ 0
Single-family residential loans [Member] | Minimum [Member]
Real Estate Acquired in Settlement of Loans
Period of borrower's delinquency for inspection	45 days
Single-family residential loans [Member] | Maximum [Member]
Real Estate Acquired in Settlement of Loans
Period of borrower's delinquency for inspection	60 days